DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized gain (loss) on forward contracts, net	$ 2,599	$ 342
Outstanding hedge transactions	16,180	30,354
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	(1,090)	(1,021)
Non-designated hedge transactions	$ 9,774	$ 10,326